Share-Based Compensation - Outstanding Stock Options (Detail) - CNH EIP [Member]	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Options Outstanding, Aggregate Intrinsic Value | $	$ 991,332	[1]
Options Exercisable, Aggregate Intrinsic Value | $	$ 991,332	[1]
Range of Exercise Price, $5.01-$10.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Minimum Exercise Price | $ / shares	$ 5.01
Maximum Exercise Price | $ / shares	$ 10.00
Shares Outstanding | shares	214,574
Options Outstanding, Weighted-Average Contractual Life	1 month 24 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 8.78
Options Outstanding, Aggregate Intrinsic Value | $	$ 991,332	[1]
Shares Exercisable | shares	214,574
Options Exercisable, Weighted-Average Contractual Life	1 month 24 days
Options Exercisable, Weighted-Average Exercise Price | $ / shares	$ 8.78
Options Exercisable, Aggregate Intrinsic Value | $	$ 991,332	[1]

[1]	The difference between the exercise price of share-based compensation and the year-end market price of CNH Industrial common shares of $13.40. No amount is shown for awards with an exercise price that is greater than the year-end market price.